Chapter 11 Reorganization	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Reorganizations [Abstract]
Chapter 11 reorganization

Note 2: Chapter 11 reorganization

Bankruptcy petition and emergence. On May 9, 2016 (the “Petition Date”), Chaparral Energy, Inc. and its subsidiaries including Chaparral Energy, L.L.C., Chaparral Resources, L.L.C., Chaparral Real Estate, L.L.C., Chaparral CO2 , L.L.C., CEI Pipeline, L.L.C., CEI Acquisition, L.L.C., Green Country Supply, Inc., Chaparral Biofuels, L.L.C., Chaparral Exploration, L.L.C., Roadrunner Drilling, L.L.C. (collectively, the “Chapter 11 Subsidiaries” and, together with Chaparral Energy, Inc., the “Debtors”) filed voluntary petitions seeking relief under Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) commencing cases for relief under chapter 11 of the Bankruptcy Code (the “Chapter 11 Cases”).

On March 10, 2017 (the “Confirmation Date”), the Bankruptcy Court confirmed our Reorganization Plan and on March 21, 2017 (the “Effective Date”), the Reorganization Plan became effective and we emerged from bankruptcy.

Debtor-In-Possession. During the pendency of the Chapter 11 Cases, we operated our business as debtors-in-possession in accordance with the applicable provisions of the Bankruptcy Code. The Bankruptcy Court granted all first day motions filed by us which were designed primarily to minimize the impact of the Chapter 11 Cases on our normal day-to-day operations, our customers, regulatory agencies, including taxing authorities, and employees. As a result, we were able to conduct normal business activities and pay all associated obligations for the post-petition period and we were also authorized to pay and have paid (subject to limitations applicable to payments of certain pre-petition obligations) pre-petition employee wages and benefits, pre-petition amounts owed to certain lienholders and critical vendors, amounts due to taxing authorities for production and other related taxes and funds belonging to third parties, including royalty and working interest holders. During the pendency of the Chapter 11 Cases, all transactions outside the ordinary course of our business required the approval of the Bankruptcy Court.

Automatic Stay. Subject to certain exceptions, under the Bankruptcy Code, the filing of the bankruptcy petitions automatically enjoined, or stayed, the continuation of most judicial or administrative proceedings or the filing of other actions against us or our property to recover, collect or secure a claim arising prior to the Petition Date. Absent an order from the Bankruptcy Court, substantially all of our pre-petition liabilities were subject to settlement under the Bankruptcy Code.

Plan of Reorganization. Pursuant to the terms of the Reorganization Plan, which was supported by us, certain lenders under our Prior Credit Facility (collectively, the “Lenders”) and certain holders of our Senior Notes (collectively, the “Noteholders”), the following transactions occurred on or around the Effective Date:

•	On or around the Effective Date, we issued 44,982,142 shares of common stock of the reorganized company (“New Common Stock”), which were the result of the transactions described below. We also entered into a stockholders agreement and a Registration Rights Agreement and amended our certificate of incorporation and bylaws for the authorization of the New Common Stock and to provide registration rights thereunder, among other corporate governance actions.

•	Our Predecessor common stock was cancelled, extinguished and discharged and the Predecessor equity holders did not receive any consideration in respect of their equity interests;

•	The $1,267,410 of indebtedness, including accrued interest, attributable to our Senior Notes were exchanged for New Common Stock. In addition, we issued or reserved shares of New Common Stock to be exchanged in settlement of $2,439 of certain general unsecured claims. In aggregate, the shares of New Common Stock issued or to be issued in settlement of the Senior Note and these general unsecured claims represented approximately 90% percent of outstanding Successor common shares;

•	We completed a rights offering backstopped by certain holders of our Senior Notes (the “Backstop Parties”) which generated $50,031 of gross proceeds. The rights offering resulted in the issuance of New Common Stock, representing approximately nine percent of outstanding Successor common shares, to holders of claims arising under the Senior Notes and to the Backstop Parties;

•	In connection with the rights offering described above, the Backstop Parties received approximately one percent of outstanding Successor common shares as a backstop fee;

•	Additional shares, representing seven percent of outstanding Successor common shares on a fully diluted basis, were authorized for issuance under a new management incentive plan;

•	Warrants to purchase 140,023 shares of New Common Stock were issued to Mr. Mark Fischer, our founder and former Chief Executive Officer, with an exercise price of $36.78 per share and expiring on June 30, 2018. The warrants were issued in exchange for consulting services provided by Mr. Fischer;

•	Our Prior Credit Facility, previously consisting of a senior secured revolving credit facility was restructured into a New Credit Facility consisting of a first-out revolving facility (“New Revolver”) and a second-out term loan (“New Term Loan”). On the Effective Date, the entire balance on the Prior Credit Facility in the amount of $444,440 was repaid while we received gross proceeds representing the opening balances on our New Revolver of $120,000 and a New Term Loan of $150,000. For more information refer to “Note 5—Debt;”

•	We paid $6,954 for creditor-related professional fees and also funded a $11,000 segregated account for debtor-related professional fees in connection with the reorganization related transactions above;

•	Certain other priority or convenience class claims were paid in full in cash, reinstated or otherwise treated in a manner acceptable to the creditor claimholders;

•	Plaintiffs to one of our royalty owner litigation cases, which were identified as a separate class of creditors (Class 8) in our bankruptcy case, rejected the Reorganization Plan. If the claimants under Class 8 are permitted to file a class of proof claim on behalf of the putative class, certified on a class basis, and the plaintiffs ultimately prevail on the merits of their claims, any liability arising under judgement or settlement of the claims would be satisfied through issuance of Successor common shares.

In support of the Reorganization Plan, the Company estimated the enterprise value of the Successor to be in the range of $1,050,000 to $1,350,000, which was subsequently approved by the Bankruptcy Court. In accordance with the Reorganization Plan, our post-emergence board of directors is made up of seven directors consisting of the Chief Executive Officer of the post-emergence Company (K. Earl Reynolds) and six non-employee members. Our new board members are Mr. Robert Heineman (Chairman of the Board), Mr. Douglas Brooks, Mr. Kenneth Moore, Mr. Matthew Cabell, Mr. Samuel Langford and Mr. Gysle Shellum.

Liabilities Subject to Compromise. In accordance with ASC 852 “Reorganizations,” our financial statements include amounts classified as liabilities subject to compromise which represent estimates of pre-petition obligations that were allowed as claims in our bankruptcy case. These liabilities are reported at the amounts allowed by the Bankruptcy Court, even if they may be settled for lesser amounts. The amounts disclosed below as of March 21, 2017, reflect the liabilities immediately prior to our Reorganization Plan becoming effective:

	Predecessor
	March 21, 2017	December 31, 2016
Accounts payable and accrued liabilities	$6,687	$9,212
Accrued payroll and benefits payable	3,949	4,048
Revenue distribution payable	3,050	3,474
Senior Notes and associated accrued interest	1,267,410	1,267,410

Liabilities subject to compromise	$1,281,096	$1,284,144

Note 2: Chapter 11 Reorganization

Bankruptcy petition and emergence. On May 9, 2016 (the “Petition Date”), Chaparral Energy, Inc. and its subsidiaries including Chaparral Energy, L.L.C., Chaparral Resources, L.L.C., Chaparral Real Estate, L.L.C., Chaparral CO2 , L.L.C., CEI Pipeline, L.L.C., CEI Acquisition, L.L.C., Green Country Supply, Inc., Chaparral Biofuels, L.L.C., Chaparral Exploration, L.L.C., Roadrunner Drilling, L.L.C. (collectively, the “Chapter 11 Subsidiaries” and, together with Chaparral Energy, Inc., the “Debtors”) filed voluntary petitions seeking relief under Title 11 of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) commencing cases for relief under chapter 11 of the Bankruptcy Code (the “Chapter 11 Cases”).

On March 10, 2017 (the “Confirmation Date”), the Bankruptcy Court confirmed our Reorganization Plan and on March 21, 2017 (the “Effective Date”), the Reorganization Plan became effective and we emerged from bankruptcy.

Debtor-In-Possession. During the pendency of the Chapter 11 Cases, we operated our business as debtors-in-possession in accordance with the applicable provisions of the Bankruptcy Code. The Bankruptcy Court granted all first day motions filed by us which were designed primarily to minimize the impact of the Chapter 11 Cases on our normal day-to-day operations, our customers, regulatory agencies, including taxing authorities, and employees. As a result, we were able to conduct normal business activities and pay all associated obligations for the post-petition period and we were also authorized to pay and have paid (subject to limitations applicable to payments of certain pre-petition obligations) pre-petition employee wages and benefits, pre-petition amounts owed to certain lienholders and critical vendors, amounts due to taxing authorities for production and other related taxes and funds belonging to third parties, including royalty and working interest holders. During the pendency of the Chapter 11 Cases, all transactions outside the ordinary course of our business required the approval of the Bankruptcy Court.

Automatic Stay. Subject to certain exceptions, under the Bankruptcy Code, the filing of the bankruptcy petitions automatically enjoined, or stayed, the continuation of most judicial or administrative proceedings or the filing of other actions against us or our property to recover, collect or secure a claim arising prior to the Petition Date. Absent an order from the Bankruptcy Court, substantially all of our pre-petition liabilities were subject to settlement under the Bankruptcy Code.

Plan of Reorganization. Pursuant to the terms of the Reorganization Plan, which was supported by us, certain lenders under our Existing Credit Facility (collectively, the “Lenders”) and certain holders of our Senior Notes (collectively, the “Noteholders”), the following transactions occurred on or around the Effective Date:

•	On the Effective Date, we issued approximately 45,000,000 shares of the reorganized company (“New Common Stock”), which were the result of the transactions described below. We also entered into a shareholders agreement and a registration rights agreement and amended our articles of incorporation and bylaws for the authorization of the New Common Stock and to provide registration rights thereunder, among other corporate governance actions. See “Note 12—Stockholders’ equity” for a discussion of our post emergence equity;

•	Our Predecessor common stock was cancelled, extinguished and discharged and the Predecessor equity holders did not receive any consideration in respect of their equity interests;

•	The $1,267,410 of indebtedness, including accrued interest, attributable to our Senior Notes were exchanged for New Common Stock. In addition, we reserved shares of New Common Stock to be exchanged in settlement of $2,981 of certain general unsecured claims. In aggregate, the shares of New Common Stock issued or to be issued in settlement of the Senior Note and these general unsecured claims represented approximately 90% percent of outstanding Successor common shares;

•	We completed a rights offering backstopped by certain holders of our Senior Notes (the “Backstop Parties”) which generated $50,000 of gross proceeds. The rights offering resulted in the issuance of New Common Stock, representing approximately nine percent of outstanding shares, to holders of claims arising under the Senior Notes and to the Backstop Parties;

•	In connection with the rights offering described above, the Backstop Parties received approximately one percent of outstanding New Common Stock as a backstop fee;

•	Additional shares, representing seven percent of outstanding New Common Stock, were authorized for issuance under a new management incentive plan;

•	Warrants to purchase 140,023 shares of New Common Stock were issued to Mr. Mark Fischer, our founder and former Chief Executive Officer, with an exercise price of $36.78 per share and expiring on June 30, 2018. The warrants were issued in exchange for consulting services provided by Mr. Fischer;

•	Our Existing Credit Facility, previously consisting of a senior secured revolving credit facility was restructured into a New Credit Facility consisting of a first-out revolving facility (“New Revolver”) and a second-out term loan (“New Term Loan”). On the Effective Date, the entire balance on the Existing Credit Facility in the amount of $444,440 was repaid while we received proceeds representing the opening balances on our New Revolver of $120,000 and a New Term Loan of $150,000. For more information refer to “Note 6—Debt;”

•	We paid $6,953 for creditor-related professional fees and also funded a $11,000 segregated account for debtor-related professional fees in connection with the reorganization related transactions above;

•	Certain other priority or convenience class claims were paid in full in cash, reinstated or otherwise treated in a manner acceptable to the creditor claimholders;

•	Plaintiffs to one of our royalty owner litigation cases, which were identified as a separate class of creditors (Class 8) in our bankruptcy case, rejected the Reorganization Plan. If the claimants under Class 8 are permitted to file a class of proof claim on behalf of the putative class, certified on a class basis, and the plaintiffs ultimately prevail on the merits of their claims, any liability arising under judgement or settlement of the claims would be satisfied through issuance of new stock in the Company.

In support of the Reorganization Plan, the Company estimated the enterprise value of the Successor to be in the range of $1,050,000 to $1,350,000 with a midpoint of $1,200,000, which was subsequently approved by the Bankruptcy Court. In accordance with the Reorganization Plan, our post-emergence new board of directors is made up of seven directors consisting of the Chief Executive Officer of the post-emergence Company (K. Earl Reynolds) and six members (including the chairman of the New Board). Our new board members are Mr. Robert Heineman, Mr. Douglas Brooks, Mr. Kenneth Moore, Mr. Matthew Cabell, Mr. Samuel Langford and Mr. Gysle Shellum

Liabilities Subject to Compromise. In accordance with ASC 852 “Reorganizations,” our financial statements include amounts classified as liabilities subject to compromise which represent estimates of pre-petition obligations that were allowed as claims in our bankruptcy case. These liabilities are reported at the amounts allowed by the Bankruptcy Court, even if they may be settled for lesser amounts. The amounts currently classified as liabilities subject to compromise may be subject to future adjustments depending on the Bankruptcy Court actions, further development with respect to disputed claims, and other events:

December 31, 2016
Accounts payable and accrued liabilities	$9,212
Accrued payroll and benefits payable	4,048
Revenue distribution payable	3,474
Senior Notes and associated accrued interest	1,267,410

Liabilities subject to compromise	$1,284,144

Reorganization Items. We use this category to reflect, where applicable, post-petition revenues, expenses, gains and losses that are direct and incremental as a result of the reorganization of the business. We have incurred significant costs associated with the reorganization. Reorganization items for the year ended December 31, 2016, are as follows:

Year Ended
December 31, 2016
Professional fees	$15,484
Claims for non-performance of executory contract	1,236

Total reorganization items	$16,720

Fresh Start Accounting. In connection with our emergence from bankruptcy, we will be required to apply fresh start accounting to our financial statements because (i) the holders of existing voting shares of the Company prior to its emergence received less than 50% of the voting shares of the Company outstanding following its emergence from bankruptcy and (ii) the reorganization value of our assets immediately prior to confirmation of the Reorganization Plan was less than the post-petition liabilities and allowed claims. Fresh start accounting will be applied to our consolidated financial statements as of the Effective Date. Under the principles of fresh start accounting, a new reporting entity was considered to be created, and, as a result, we will allocate the reorganization value of the Company to its individual assets based on their estimated fair values. The process of estimating the fair value of the Company’s assets, liabilities and equity upon emergence is currently ongoing and, therefore, such amounts have not yet been finalized. In support of the Reorganization Plan, the enterprise value of the post emergence Company was estimated and approved by the Bankruptcy Court to be in the range of $1,050,000 to $1,350,000 with a midpoint of $1,200,000.